Details of Significant Accounts - Operating Revenue - Disaggregation of Revenue from Contract with Customers (Details) - 12 months ended Dec. 31, 2018 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	$ 62,324	$ 2,036
Royalty Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	52,100	1,702
Authorization Collaboration and Development Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	10,224	$ 334
At A Point in Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	52,100
At A Point in Time | Royalty Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	52,100
Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	10,224
Over Time | Authorization Collaboration and Development Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	$ 10,224